Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Table of Subsidiaries
Below is the information on the Bank’s subsidiaries:

Name	Registered Office (country)	Ownership interest as of
		December 31, 2021	December 31, 2020	December 31, 2019
Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)	Argentina	53.8892%	53.8892%	53.8892%
Volkswagen Financial Services Compañía Financiera S.A.	Argentina	51.0000%	51.0000%	51.0000%
PSA Finance Argentina Compañía Financiera S.A.	Argentina	50.0000%	50.0000%	50.0000%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	Argentina	100.0000%	100.0000%	100.0000%